Basis of preparation and accounting policies - Policies - impairment (Details) $ in Millions	Dec. 31, 2019 USD ($)
Assets subject to impairment estimates
Financial investments	$ 404,096
Assets and liabilities at amortised cost for which fair value is disclosed
Assets subject to impairment estimates
Financial investments	15,600
Distribution rights
Assets subject to impairment estimates
Intangible assets	3,000
Available-for-sale securities and assets held at amortised cost
Assets subject to impairment estimates
Financial investments	$ 73,900